Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details) ¥ in Millions								1 Months Ended				12 Months Ended
	Sep. 18, 2016	Mar. 23, 2015 USD ($)	Mar. 23, 2015 CNY (¥)	Mar. 05, 2015 USD ($)	Mar. 05, 2015 CNY (¥)	Jun. 24, 2014 USD ($)	Jun. 24, 2014 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥) item	Sep. 13, 2016	Aug. 26, 2016	Aug. 08, 2016	Jun. 28, 2016	Jun. 21, 2016	Dec. 31, 2015 CNY (¥) item
Variable Interest Entity [Line Items]
Current assets												$ 3,931,445,119	$ 3,262,963,717
Total assets												4,236,445,290	3,548,883,184	$ 3,231,526,234
Current liabilities												2,060,609,044	1,650,882,568
Total liabilities												3,320,293,112	2,612,931,582
Revenue												1,561,624,693	1,164,323,998	919,747,673
Cost of revenue												(1,203,636,380)	(891,333,892)	(677,582,117)
Net profit/(loss)												72,977,548	66,482,107	48,515,730
Net cash used in operating activities												(159,881,300)	(4,535,075)	(884,314,436)
Net cash used in investing activities												4,467,639	(35,002,993)	(15,891,636)
Net cash provided by financing activities												375,230,167	306,282,098	$ 455,065,629
Amounts due to subsidiaries of the Group												$ 66,229,724	0
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Variable Interest Entity [Line Items]
Stated rate												11.24%			11.24%
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets												$ 143,994,102	412,763,119
Non-current assets												10,184	7,469,208
Total assets												144,004,286	420,232,327
Current liabilities												109,607,206	262,759,976
Non-current liabilities												0	66,219,046
Total liabilities												109,607,206	328,979,022
Revenue												0	168,108,983
Cost of revenue												0	(125,707,809)
Net profit/(loss)												(1,256,925)	9,944,795
Net cash used in operating activities												(111,519,380)	(4,601,835)
Net cash used in investing activities												(8,552)	(6,098,628)
Net cash provided by financing activities												136,924,739	35,532,406
Land use right securing long-term debt												76,002,595	$ 289,057,933
Variable Interest Entity, Primary Beneficiary [Member] | Sales Revenue, Net [Member] | Revenues From Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Percentage of revenue													14.40%
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to subsidiaries of the Group												$ 105,701,841	$ 55,881,889
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”) [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group												95.00%			95.00%
Paid-up Capital												$ 48,800,000			¥ 300.0
Noncontrolling owners interest (percentage)												5.00%			5.00%					5.00%
Proceeds from other debt						$ 111,700,000	¥ 685.0
Number of projects under construction | item													1								1
Percentage of non-controlling equity interest that will be repurchased by the entity						5.00%	5.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group												80.00%			80.00%
Paid-up Capital												$ 3,300,000			¥ 20.0
Noncontrolling owners interest (percentage)				20.00%	20.00%											20.00%
Proceeds from other debt				$ 86,000,000	¥ 526.0
Debt term				2 years	2 years
Stated rate				10.984%	10.984%
Number of projects under construction | item												2			2
Percentage of non-controlling equity interest that will be repurchased by the entity				20.00%	20.00%							20.00%			20.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group		10.00%	10.00%									90.00%			90.00%
Paid-up Capital												$ 6,500,000			¥ 40.0
Noncontrolling owners interest (percentage)																		10.00%
Proceeds from other debt		$ 38,100,000	¥ 233.0
Debt term		2 years	2 years
Stated rate		11.00%	11.00%
Percentage of non-controlling equity interest that will be repurchased by the entity		10.00%	10.00%
Henan Xinyuan Shunsheng Real Estate Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Paid-up Capital												$ 4,500,000			¥ 30.0
Noncontrolling owners interest (percentage)												10.00%			10.00%		10.00%
Proceeds from other debt										$ 43,300,000	¥ 287.0
Debt term										2 years	2 years
Stated rate										9.00%	9.00%
Percentage of non-controlling equity interest that will be repurchased by the entity												10.00%			10.00%
Beijing Ruihao Rongtong Real Estate Development Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group												65.00%			65.00%
Paid-up Capital													$ 37,600,000								¥ 250.0
Noncontrolling owners interest (percentage)	20.00%							20.00%	20.00%			35.00%			35.00%				5.00%
Proceeds from other debt								$ 124,300,000	¥ 862.5
Debt term	2 years
Percentage of non-controlling equity interest that will be repurchased by the entity												35.00%			35.00%